Offsets	Aug. 07, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TEEKAY CORP
Form or Filing Type	F-3
File Number	333-251793
Initial Filing Date	Dec. 29, 2020
Fee Offset Claimed	$ 8,027.8
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Termination / Withdrawal Statement	8,027.80
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TEEKAY CORP
Form or Filing Type	F-3
File Number	333-251793
Filing Date	Dec. 29, 2020
Fee Paid with Fee Offset Source	$ 218.2
Termination / Withdrawal Statement	8,027.80
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TEEKAY CORP
Form or Filing Type	F-3
File Number	333-231003
Filing Date	Apr. 24, 2019
Fee Paid with Fee Offset Source	$ 1,272.6
Termination / Withdrawal Statement	8,027.80
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TEEKAY CORP
Form or Filing Type	F-3
File Number	333-221806
Filing Date	Nov. 29, 2017
Fee Paid with Fee Offset Source	$ 6,537
Termination / Withdrawal Statement	8,027.80